Long-Term Debt - Additional Information - Revolvers (Detail)	9 Months Ended
Sep. 30, 2016 USD ($) CreditFacility Vessel
Debt Instrument [Line Items]
Amount reduced under revolving credit facilities, remainder of 2016	$ 106,100,000
Amount reduced under revolving credit facilities, 2017	537,100,000
Amount reduced under revolving credit facilities, 2018	643,700,000
Amount reduced under revolving credit facilities, 2019	$ 781,500,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number of long-term revolving credit facilities | CreditFacility	5
Revolving credit facilities borrowing capacity	$ 354,100,000.0
Line of Credit Facility, Remaining Borrowing Capacity	175,200,000
Amount reduced under revolving credit facilities, remainder of 2016	29,000,000
Amount reduced under revolving credit facilities, 2017	166,700,000
Amount reduced under revolving credit facilities, 2018	115,400,000
Amount reduced under revolving credit facilities, 2019	43,000,000
Long-term line of credit, noncurrent	$ 15,600,000
Revolving Credit Facility [Member] | Equipment [Member]
Debt Instrument [Line Items]
Number of vessels | Vessel	21
Revolving Credit Facility [Member] | Guaranteed by Partnership and Subsidiaries [Member]
Debt Instrument [Line Items]
Number of long-term revolving credit facilities | CreditFacility	4
Revolving credit facilities borrowing capacity	$ 338,500,000.0
Minimum level of free cash be maintained as per loan agreements	75,000,000
Long-term line of credit, noncurrent	$ 163,300,000
Revolving Credit Facility [Member] | Guaranteed by Partnership and Subsidiaries [Member] | Minimum [Member]
Debt Instrument [Line Items]
Free liquidity and undrawn revolving credit line as percentage of debt	5.00%
Revolving Credit Facility [Member] | Guaranteed by Teekay Corporation [Member]
Debt Instrument [Line Items]
Number of long-term revolving credit facilities | CreditFacility	1
Minimum level of free cash be maintained as per loan agreements	$ 50,000,000
Revolving Credit Facility [Member] | Guaranteed by Teekay Corporation [Member] | Minimum [Member]
Debt Instrument [Line Items]
Free liquidity and undrawn revolving credit line as percentage of debt	5.00%